Debt - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 628,000		$ 628,000			€ 435,000
Gain on debt repurchases	1,680	$ 6,760	9,632	$ 9,752
Line of credit	75,000		75,000		$ 75,000
Debt issuance costs	16,471		16,471		14,564
Voluntary prepayment			9,434
Interest expense	38,421	34,631	112,639	89,013
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	75,000		75,000
Letter of Credit	120,292		$ 120,292		121,960
Credit facility utilization rate for debt covenants, percentage			40.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, repurchase amount	24,837	41,117	$ 24,837	41,117
Gain on debt repurchases	1,680	$ 6,760	9,632	$ 9,752
Future repurchases amount			3,738
Debt instrument issued	400,000		400,000			435,000
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Aggregate debt amount, borrowed	1,018,000		1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility available balance	4,080		4,080
Debt instrument, principal payment			7,642
Debt instrument, repurchase amount	109,139		109,139
Line of credit facility, amount outstanding			49,945		$ 21,408
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment			17,076
Senior Secure Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility available balance	305,000		305,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan	390,000		390,000
Debt issuance costs	$ 6,261		$ 6,261
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €						€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility utilization rate for debt covenants, percentage			40.00%
First lien debt ratio, description			First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.